Morgan Stanley Total Return Trust
Letter to the Shareholders o July 31, 2001

Dear Shareholder:

During the 12-month period ended July 31, 2001, the U.S. economy slowed as retail sales flattened, capital spending stalled and unemployment edged upward. The stock market became more volatile and the value of many equities declined, with technology and telecommunications leading the market downward. Earlier fears about inflation were replaced with concerns over weakening asset prices. Late in 2000, preannouncements of earnings disappointments by several prominent technology and financial-services companies resulted in a further deterioration of the overall financial climate. Consumer confidence had peaked by mid October, followed by declining retail sales starting in November.

In December, Federal Reserve Board Chairman Alan Greenspan indicated that the central bank was ready to switch to a bias toward easing rates if the economy continued to show weakness. Intent on preventing the economy from dipping into recession, the Fed followed through on this pledge in January. Since adopting the easing bias, the central bank has cut the federal funds rate by 275 basis points, from 6.50 percent to 3.75 percent.

Performance and Portfolio Strategy

For the 12-month period ended July 31, 2001, Morgan Stanley Total Return Trust's Class B shares returned -26.89 percent compared to -14.32 percent for the Standard & Poor's 500 Stock Index (S&P 500) and -46.19 percent for the Nasdaq composite index. For the same period, the Fund's Class A, C and D shares returned -26.31 percent, -26.87 percent and -26.12 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the S&P 500 Index.

Despite concerns in early 2000 that many stocks were becoming overvalued, TCW Investment Management Company (TCW), the Fund's sub-advisor, was surprised by how quickly and dramatically the economy slowed and the stock market declined. Prior to and during the decline, TCW liquidated several positions it believed were overvalued, including Siebel Systems, Charles Schwab, Juniper Networks, Nortel Networks and Yahoo. These stocks currently trade at significantly lower levels. Despite these timely sales and others, the Fund has been negatively affected by the sharp decline in the Nasdaq and S&P 500, which are down 60 percent and 20 percent from their respective peaks in March 2000.

Technology stocks declined sharply during the year, in response to a slowing economy, which caused business investment to decline more rapidly than expected. Although TCW reduced the Fund's technology exposure, the sub-advisor was unable to escape the effects of the sector's significant decline. Today, TCW is a selective buyer of what it believes to be high-quality technology stocks experiencing a cyclical business contraction. TCW anticipates that these companies will recover as they have in the past.

Morgan Stanley Total Return Trust
Letter to the Shareholders o July 31, 2001 continued

The Fund's exposure to the health-care sector also hurt performance during the fiscal year, primarily because of investments in such leading pharmaceutical and biotechnology companies as Amgen, Lilly and Genentech. These companies were negatively affected by delays in FDA approval for new products. TCW remains optimistic about the outlook for these therapies and the potential opportunities they represent. TCW considers the health-care companies owned in the portfolio to be high quality and expects them to generate rising returns on capital due to strong product pipelines and favorable demographic trends.

Looking Ahead

TCW is optimistic about the outlook for the U.S. economy over the next 12 to 18 months. The sub-advisor believes that the aggressive easing by the Federal Reserve, lower oil prices and the $1.3 trillion tax cut will ultimately stimulate the U.S. economy. It is difficult to predict when the economy will respond, but TCW sees positive signs in improved corporate balance sheets and healthier inventory-to-sales ratios. The sub-advisor is also encouraged by the sequential year-to-year improvement in the leading economic indicators compiled by the Conference Board and trends that have been evident in the bond market.

While the current investment environment remains difficult and appears uncertain, TCW believes that patient investing and a sharp focus on valuation are more important to creating attractive investment results than at any other time in recent years. The Fund maintains a long-term perspective by focusing on company fundamentals and valuation levels. The set of companies meeting TCW's investment criteria has grown over the past several months as the market has declined, and valuation levels are among the most compelling the sub-advisor has seen in several quarters. Furthermore, a growing number of companies are beginning to allocate capital more efficiently and taking actions that TCW believes will generate higher returns on capital. TCW remains optimistic about the long-term outlook for U.S. equities.

We appreciate your ongoing support of Morgan Stanley Total Return Trust and look forward to continuing to serve your investment needs.


Very truly yours,



/s/ Charles A Fiumefreddo                    /s/ Mitchell M. Merin
Charles A. Fiumefreddo                       Mitchell M. Merin
Chairman of the Board                        President

Morgan Stanley Total Return Trust
Results of Special Meeting o July 31, 2001


On June 26, 2001, a special meeting of shareholders of the Fund was held for the purpose of voting on the following proposal:

(1) Approval of a new Sub-Advisory Agreement between Morgan Stanley Investment Advisors Inc. and TCW Investment Management Company, a wholly owned subsidiary of The TCW Group, Inc., in connection with the proposed acquisition of a controlling interest in The TCW Group by Societe Generale Asset Management, S.A., a wholly owned subsidiary of Societe Generale, S.A.:



For ........................................................ 19,450,603
Against ....................................................    724,631
Abstain ....................................................  1,377,193

Morgan Stanley Total Return Trust
Fund Performance o July 31, 2001


[GRAPHIC OMITTED]


                            GROWTH OF $10,000 CLASS B

       Date                    Total             S&P 500 (4)
       ----                    -----             -----------
November 30, 1994             10,000                10,000
 January 31, 1995             10,070                10,417
  April 30, 1995              11,016                11,473
  July 31, 1995               11,904                12,610
 October 31, 1995             12,340                13,126
January 31, 1996              13,051                14,439
 April 30, 1996               13,528                14,932
 July 31, 1996                12,883                14,692
October 31, 1996              14,280                16,284
January 31, 1997              16,335                18,232
 April 30, 1997               15,900                18,673
 July 31, 1997                19,539                22,342
October 31, 1997              18,927                21,503
January 31, 1998              19,819                23,137
 April 30, 1998               22,305                26,336
 July 31, 1998                21,151                26,649
October 31, 1998              21,036                26,232
January 31, 1999              23,869                30,653
 April 30, 1999               26,270                32,085
 July 31, 1999                26,870                32,034
October 31, 1999              27,230                32,964
 January 31, 2000             29,790                33,824
  April 30, 2000              32,487                35,334
  July 31, 2000               33,051                34,908
 October 31, 2000             32,981                34,969
 January 31, 2001             29,392                33,520
  April 30, 2001              25,418                30,752
  July 31, 2001               24,165                29,908






PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


                     CLASS A SHARES*
----------------------------------------------------------
PERIOD ENDED 7/31/01
---------------------------
1 Year                        (26.31)%(1)   (30.18)%(2)
Since Inception (7/28/97)       6.98 %(1)     5.55 %(2)

                     CLASS B SHARES**
-----------------------------------------------------------
PERIOD ENDED 7/31/01
----------------------------
1 Year                        (26.89)%(1)    (30.47)%(2)
5 Years                        13.40 %(1)     13.16 %(2)
Since Inception (11/30/94)     14.15 %(1)     14.15 %(2)


                     CLASS C SHARES+
----------------------------------------------------------
PERIOD ENDED 7/31/01
---------------------------
1 Year                        (26.87)%(1)    (27.58)%(2)
Since Inception (7/28/97)       6.27 %(1)      6.27 %(2)



                     CLASS D SHARES++
----------------------------------------------------------
PERIOD ENDED 7/31/01
---------------------------
1 Year                        (26.12)%(1)
Since Inception (7/28/97)       7.23 %(1)

------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)   Closing value assuming a complete redemption on July 31, 2001.
(4) The Standard and Poor's 500 Index (S&P 500) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 *    The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++    Class D shares have no sales charge.

Morgan Stanley Total Return Trust
Portfolio of Investments o July 31, 2001




NUMBER OF
  SHARES                                                          VALUE
--------------------------------------------------------------------------
                   Common Stocks (98.8%)
                   Aerospace & Defense (1.0%)
 107,000           Boeing Co. ........................        $  6,262,710
                                                              ------------
                   Airlines (1.1%)
 359,300           Southwest Airlines Co. ............           7,189,593
                                                              ------------
                   Aluminum (2.4%)
 400,600           Alcoa, Inc. .......................          15,715,538
                                                              ------------
                   Biotechnology (1.2%)
  82,000           Amgen Inc.* .......................           5,142,220
  71,100           Genentech, Inc.* ..................           3,007,530
                                                              ------------
                                                                 8,149,750
                                                              ------------
                   Chemicals: Major Diversified (1.6%)
 251,200           Du Pont (E.I.) de Nemours &
                       Co., Inc.......................          10,756,384
                                                              ------------
                   Computer Communications (1.3%)
 433,400           Cisco Systems, Inc.* ..............           8,329,948
                                                              ------------
                   Computer Peripherals (0.4%)
 135,500           EMC Corp.* ........................           2,672,060
                                                              ------------
                   Computer Processing
                       Hardware (4.2%)
 772,600           Compaq Computer Corp. .............          11,542,644
 462,600           Dell Computer Corp.* ..............          12,457,818
 204,700           Sun Microsystems, Inc.* ...........           3,334,563
                                                              ------------
                                                                27,335,025
                                                              ------------
                   Contract Drilling (3.0%)
  80,700           Santa Fe International Corp. ......           2,412,930
 544,600           Transocean Sedco Forex Inc.........          17,585,134
                                                              ------------
                                                                19,998,064
                                                              ------------
                   Discount Stores (4.5%)
 319,900           Costco Wholesale Corp.* ...........          13,771,695
 276,600           Wal-Mart Stores, Inc. .............          15,461,940
                                                              ------------
                                                                29,233,635
                                                              ------------
                   Electronic Production
                       Equipment (4.1%)
 154,800           Applied Materials, Inc.* ..........           7,099,128
 292,100           Novellus Systems, Inc.* ...........          14,888,337
 152,900           Teradyne, Inc.* ...................           5,195,542
                                                              ------------
                                                                27,183,007
                                                              ------------
                   Electronics/Appliance Stores (3.2%)
 317,700           Best Buy Co., Inc.* ...............        $ 21,273,192
                                                              ------------
                   Finance/Rental/Leasing (3.8%)
 199,000           Capital One Financial Corp. .......          12,789,730
  60,000           Fannie Mae ........................           4,995,000
  99,000           Freddie Mac .......................           6,775,560
                                                              ------------
                                                                24,560,290
                                                              ------------
                   Financial Conglomerates (4.8%)
 105,600           American Express Co. ..............           4,258,848
 537,133           Citigroup, Inc. ...................          26,969,448
                                                              ------------
                                                                31,228,296
                                                              ------------
                   Home Improvement Chains (3.2%)
 418,900           Home Depot, Inc. (The) ............          21,099,993
                                                              ------------
                   Industrial Conglomerates (7.8%)
 730,700           General Electric Co. ..............          31,785,450
  42,700           ITT Industries, Inc. ..............           1,895,880
 320,200           Tyco International Ltd.
                       (Bermuda) .....................          17,034,640
                                                              ------------
                                                                50,715,970
                                                              ------------
                   Insurance Brokers/Services (1.3%)
  84,800           Marsh & McLennan
                       Companies, Inc. ...............           8,513,920
                                                              ------------
                   Integrated Oil (5.5%)
 104,500           Chevron Corp. .....................           9,550,255
 635,000           Exxon Mobil Corp. .................          26,517,600
                                                              ------------
                                                                36,067,855
                                                              ------------
                   Investment Banks/Brokers (1.6%)
 122,800           Goldman Sachs Group, Inc.
                       (The) .........................          10,212,048
                                                              ------------
                   Investment Managers (1.8%)
 391,700           Stilwell Financial, Inc. ..........          11,617,822
                                                              ------------
                   Major Telecommunications (2.6%)
 288,700           SBC Communications, Inc. ..........          13,000,161
  76,900           Verizon Communications Inc.........           4,164,135
                                                              ------------
                                                                17,164,296
                                                              ------------
                   Media Conglomerates (1.8%)
 262,000           AOL Time Warner Inc.* .............          11,907,900
                                                              ------------

                        See Notes to Financial Statements

Morgan Stanley Total Return Trust
Portfolio of Investments o July 31, 2001 continued




 NUMBER OF
  SHARES                                                         VALUE
--------------------------------------------------------------------------
                   Miscellaneous Manufacturing (1.5%)
 169,700           Danaher Corp. .....................        $  9,603,323
                                                              ------------
                   Multi-Line Insurance (1.2%)
  95,480           American International Group,
                       Inc. ..........................           7,948,710
                                                              ------------
                   Other Metals/Minerals (0.3%)
 127,100           Inco Ltd. (Canada)* ...............           2,130,196
                                                              ------------
                   Packaged Software (5.3%)
 435,700           Microsoft Corp.* ..................          28,838,983
 332,100           Oracle Corp.* .....................           6,004,368
                                                              ------------
                                                                34,843,351
                                                              ------------
                   Pharmaceuticals: Major (8.1%)
 210,800           Lilly (Eli) & Co. .................          16,712,224
 179,500           Merck & Co., Inc. .................          12,202,410
 498,725           Pfizer, Inc. ......................          20,557,445
  76,400           Pharmacia Corp. ...................           3,408,968
                                                              ------------
                                                                52,881,047
                                                              ------------
                   Property - Casualty Insurers (0.8%)
  38,500           Progressive Corp. (The) ...........           5,190,185
                                                              ------------
                   Railroads (5.8%)
 256,200           CSX Corp. .........................          10,022,544
 327,800           Norfolk Southern Corp. ............           6,595,336
 392,500           Union Pacific Corp. ...............          21,073,325
                                                              ------------
                                                                37,691,205
                                                              ------------
                   Restaurants (1.0%)
 222,000           McDonald's Corp. ..................           6,469,080
                                                              ------------
                   Semiconductors (9.0%)
 854,100           Intel Corp. .......................          25,460,721
 183,100           Maxim Integrated Products,
                       Inc.* .........................           8,453,727
 555,800           Power Integrations, Inc.* .........          12,033,070
 373,500           Texas Instruments, Inc. ...........          12,885,750
                                                              ------------
                                                                58,833,268
                                                              ------------
                   Telecommunication Equipment (0.7%)
  68,600           QUALCOMM Inc.* ....................           4,337,578
                                                              ------------
                   Tobacco (2.9%)
 412,500           Philip Morris Companies, Inc.......          18,768,750

                   Total Common Stocks
                   (Cost $614,671,389)................         645,883,989
                                                               -----------


 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                           VALUE
-----------------------------------------------------------
               Short-Term Investments (3.2%)
               U.S. Government Agency (a) (1.5%)
$  10,000      Student Loan Marketing
                 Assoc. 3.66% due
                 08/02/01
                 (Cost $9,998,983)...........   $ 9,998,983
                                                -----------
               Repurchase Agreement (1.7%)
   11,262      The Bank of New York
                 3.375% due 08/01/01
                 (dated 7/31/01; proceeds
                 $11,262,818) (b)
                 (Cost $11,261,762)..........    11,261,762
                                                -----------
               Total Short-Term Investments
               (Cost $21,260,745)............    21,260,745
                                                -----------


Total Investments
(Cost $635,932,134) (c).........   102.1%         667,144,734
Liabilities in Excess of Other
Assets .........................    (2.1)         (13,470,547)
                                   -----          -----------
Net Assets .....................   100.0%        $653,674,187
                                   =====         ============


---------------------------
*       Non-income producing security.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by Federal National Mortgage Assoc. 6.50% due 06/01/31 valued at $11,487,071.
(c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $70,073,623 and the aggregate gross unrealized depreciation is $38,861,023, resulting in net unrealized appreciation of $31,212,600.


                        See Notes to Financial Statements
                                       6

Morgan Stanley Total Return Trust
Financial Statements

Statement of Assets and Liabilities
JULY 31, 2001



Assets:
Investments in securities, at value
 (cost $635,932,134) ..............................................    $  667,144,734
Receivable for:
  Shares of beneficial interest sold ..............................           599,296
  Dividends .......................................................           211,967
Prepaid expenses and other assets .................................            38,144
                                                                       --------------
    Total Assets ..................................................       667,994,141
                                                                       --------------
Liabiliites:
Payable for:
  Investments purchased ...........................................        11,939,288
  Shares of beneficial interest repurchased .......................         1,271,097
  Distribution fee ................................................           533,268
  Investment management fee .......................................           432,665
Accrued expenses and other payables ...............................           143,636
                                                                       --------------
    Total Liabilities .............................................        14,319,954
                                                                       --------------
    Net Assets ....................................................    $  653,674,187
                                                                       ==============
Composition of Net Assets:
Paid-in-capital ...................................................    $  811,371,776
Net unrealized appreciation .......................................        31,212,600
Accumulated net realized loss .....................................      (188,910,189)
                                                                       --------------
    Net Assets ....................................................    $  653,674,187
                                                                       ==============
Class A Shares:
Net Assets ........................................................    $   22,073,546
Shares Outstanding (unlimited authorized, $.01 par value) .........         1,278,983
    Net Asset Value Per Share .....................................    $        17.26
                                                                       ==============
    Maximum Offering Price Per Share,
    (net asset value plus 5.54% of net asset value) ...............    $        18.22
                        ====                                           ==============
Class B Shares:
Net Assets ........................................................    $  569,588,838
Shares Outstanding (unlimited authorized, $.01 par value) .........        33,936,772
    Net Asset Value Per Share .....................................    $        16.78
                                                                       ==============
Class C Shares:
Net Assets ........................................................    $   25,906,317
Shares Outstanding (unlimited authorized, $.01 par value) .........         1,544,902
    Net Asset Value Per Share .....................................    $        16.77
                                                                       ==============
Class D Shares:
Net Assets ........................................................    $   36,105,486
Shares Outstanding (unlimited authorized, $.01 par value) .........         2,072,000
    Net Asset Value Per Share .....................................    $        17.43
                                                                       ==============


                       See Notes to Financial Statements
                                       7

Morgan Stanley Total Return Trust
Financial Statements continued

Statement of Operations
For the year ended July 31, 2001



Net Investment Loss:
Income
Dividends (net of $10,965 foreign withholding tax) .........    $    5,040,893
Interest ...................................................           915,490
                                                                --------------
    Total Income ...........................................         5,956,383
                                                                --------------
Expenses
Distribution fee (Class A shares) ..........................            48,055
Distribution fee (Class B shares) ..........................         6,748,166
Distribution fee (Class C shares) ..........................           290,811
Investment management fee ..................................         5,669,952
Transfer agent fees and expenses ...........................           858,203
Registration fees ..........................................           209,721
Shareholder reports and notices ............................            91,736
Professional fees ..........................................            56,805
Custodian fees .............................................            56,783
Trustees' fees and expenses ................................            12,398
Other ......................................................            23,705
                                                                --------------
    Total Expenses .........................................        14,066,335
                                                                --------------
    Net Investment Loss ....................................        (8,109,952)
                                                                --------------
Net Realized and Unrealized Loss:
Net realized loss ..........................................      (187,920,794)
Net change in unrealized appreciation ......................       (68,305,200)
                                                                --------------
    Net Loss ...............................................      (256,225,994)
                                                                --------------
Net Decrease ...............................................    $ (264,335,946)
                                                                ==============




                       See Notes to Financial Statements
                                       8

Morgan Stanley Total Return Trust
Financial Statements continued

Statement of Changes in Net Assets




                                                                               FOR THE YEAR       FOR THE YEAR
                                                                                  ENDED               ENDED
                                                                              JULY 31, 2001       JULY 31, 2000
                                                                            -----------------   ----------------
Increase (Decrease) in Net Assets:
Operations:
Net investment loss .....................................................    $   (8,109,952)     $  (2,090,166)
Net realized gain (loss) ................................................      (187,920,794)        18,062,173
Net change in unrealized appreciation ...................................       (68,305,200)        46,644,468
                                                                             --------------      -------------
    Net Increase (Decrease) .............................................      (264,335,946)        62,616,475
                                                                             --------------      -------------
Distributions to Shareholders from Net Realized Gain:
Class A shares ..........................................................          (415,577)          (343,469)
Class B shares ..........................................................       (14,183,648)       (14,177,469)
Class C shares ..........................................................          (615,964)          (265,441)
Class D shares ..........................................................          (760,038)          (217,069)
                                                                             --------------      -------------
    Total Distributions .................................................       (15,975,227)       (15,003,448)
                                                                             --------------      -------------
Net increase from transactions in shares of beneficial interest .........       319,685,368        364,245,934
                                                                             --------------      -------------
    Net Increase ........................................................        39,374,195        411,858,961
Net Assets:
Beginning of period .....................................................       614,299,992        202,441,031
                                                                             --------------      -------------
End of Period ...........................................................    $  653,674,187      $ 614,299,992
                                                                             ==============      =============


                        See Notes to Financial Statements
                                       9

Morgan Stanley Total Return Trust
Notes to Financial Statements o July 31, 2001


1. Organization and Accounting Policies
Morgan Stanley Total Return Trust (the "Fund"), formerly Morgan Stanley Dean Witter Total Return Trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is high total return from capital growth and income. The Fund seeks to achieve its objective by investing primarily in equity and equity-related securities issued by domestic and foreign companies. The Fund was organized as a Massachusetts business trust on June 29, 1994 and commenced operations on November 30, 1994. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., or TCW Investment Management Company (the "Sub-Advisor") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Total Return Trust
Notes to Financial Statements o July 31, 2001 continued

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are allocated directly to the respective class.

D. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.


2. Investment Management and Sub-Advisory Agreements
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% to the portion of daily net assets not exceeding $500 million; and 0.725% to the portion of daily net assets exceeding $500 million. Effective May 1, 2001, the Agreement was amended to reduce the annual rate to 0.70% of the portion of daily net assets in excess of $1 billion.

Under a Sub-Advisory Agreement between the Investment Manager and the Sub-Advisor, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

Morgan Stanley Total Return Trust
Notes to Financial Statements o July 31, 2001 continued

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $18,524,000 at July 31, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended July 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.21% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended July 31, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of approximately $6,000, $1,133,000 and $30,000, respectively and received $179,000 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended July 31, 2001 aggregated $1,125,884,837 and $796,194,744, respectively.

Morgan Stanley Total Return Trust
Notes to Financial Statements o July 31, 2001 continued

For the year ended July 31, 2001, the Fund incurred brokerage commissions of $123,713 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:




                                               FOR THE YEAR                      FOR THE YEAR
                                                   ENDED                            ENDED
                                               JULY 31, 2001                    JULY 31, 2000
                                     --------------------------------- --------------------------------
                                          SHARES           AMOUNT            SHARES          AMOUNT
                                     ---------------- ----------------  --------------- ----------------
CLASS A SHARES
Sold ...............................      1,322,669    $   28,382,027         977,928    $  22,547,042
Reinvestment of distributions ......         19,851           397,611          16,047          329,290
Redeemed ...........................       (742,463)      (15,135,943)       (515,422)     (11,788,054)
                                          ---------    --------------        --------    -------------
Net increase - Class A .............        600,057        13,643,695         478,553       11,088,278
                                          ---------    --------------        --------    -------------
CLASS B SHARES
Sold ...............................     20,209,163       447,200,700      16,266,390      367,144,886
Reinvestment of distributions ......        664,190        13,004,831         640,068       12,922,983
Redeemed ...........................    (10,497,918)     (194,129,762)     (3,035,196)     (67,747,312)
                                        -----------    --------------      ----------    -------------
Net increase - Class B .............     10,375,435       266,075,769      13,871,262      312,320,557
                                        -----------    --------------      ----------    -------------
CLASS C SHARES
Sold ...............................      1,194,094        26,002,030         935,698       21,021,934
Reinvestment of distributions ......         30,271           592,095          12,638          255,289
Redeemed ...........................       (619,698)      (11,872,517)        (88,058)      (1,952,973)
                                        -----------    --------------      ----------    -------------
Net increase - Class C .............        604,667        14,721,608         860,278       19,324,250
                                        -----------    --------------      ----------    -------------
CLASS D SHARES
Sold ...............................      1,818,162        38,839,383         923,524       21,690,791
Reinvestment of distributions ......         31,446           635,204          10,162          209,734
Redeemed ...........................       (792,312)      (14,230,291)        (16,238)        (387,676)
                                        -----------    --------------      ----------    -------------
Net increase - Class D .............      1,057,296        25,244,296         917,448       21,512,849
                                        -----------    --------------      ----------    -------------
Net increase in Fund ...............     12,637,455    $  319,685,368      16,127,541    $ 364,245,934
                                         ==========    ==============      ==========    =============


6. Federal Income Tax Status

At July 31, 2001, the Fund had a net capital loss carryover of approximately $10,381,000 which will be available through July 31, 2009 to offset future capital gains to the extent provided by regulations.

Morgan Stanley Total Return Trust
Notes to Financial Statements o July 31, 2001 continued

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $174,192,000 during fiscal 2001.

As of July 31, 2001, the Fund had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $8,109,960, net realized loss was credited $8 and net investment loss was credited $8,109,952.

Morgan Stanley Total Return Trust
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                                              FOR THE YEAR ENDED JULY 31,
                                                         ---------------------------------------------------------------------
                                                                 2001               2000               1999            1998
                                                         ------------------- ------------------ ------------------ -----------
Class A Shares++
Selected Per Share Data:
Net asset value, beginning of period ...................      $ 23.88             $ 20.36            $ 16.78        $ 16.59
                                                              -------             -------            -------        -------
Income (loss) from investment operations:
   Net investment income (loss) ........................        (0.07)              (0.01)                --          (0.01)
   Net realized and unrealized gain (loss) .............        (6.16)               4.72               4.47           1.34
                                                              -------             -------            -------        -------
Total income (loss) from investment operations .........        (6.23)               4.71               4.47           1.33
                                                              -------             -------            -------        -------
Less distributions from net realized gain ..............        (0.39)              (1.19)             (0.89)         (1.14)
                                                              -------             -------            -------        -------
Net asset value, end of period .........................      $ 17.26             $ 23.88            $ 20.36        $ 16.78
                                                              =======             =======            =======        =======

Total Return+  .........................................       (26.31)%             23.77 %            27.78 %         8.94 %
Ratios to Average Net Assets:
Expenses ...............................................         1.12 %(3)           1.18 %(3)          1.30 %(3)      1.31 %
Net investment income (loss) ...........................        (0.34)%(3)          (0.06)%(3)         (0.10)%(3)     (0.07)%
Supplemental Data:
Net assets, end of period, in thousands ................      $22,074             $16,211             $4,079         $1,254
Portfolio turnover rate ................................          107 %                71 %               79 %           93 %



                                                          FOR THE PERIOD
                                                          JULY 28, 1997*
                                                             THROUGH
                                                          JULY 31, 1997
                                                         ---------------
Class A Shares++
Selected Per Share Data:
Net asset value, beginning of period ...................     $ 16.07
                                                             -------
Income (loss) from investment operations:
 Net investment income (loss) ..........................        0.01
 Net realized and unrealized gain (loss) ...............        0.51
                                                             -------
Total income (loss) from investment operations .........        0.52
                                                             -------
Less distributions from net realized gain ..............          --
                                                             -------
Net asset value, end of period .........................     $ 16.59
                                                             =======
Total Return+  .........................................        3.24%(1)
Ratios to Average Net Assets:
Expenses ...............................................        1.31%(2)
Net investment income (loss) ...........................        4.08%(2)
Supplemental Data:
Net assets, end of period, in thousands ................      $   10
Portfolio turnover rate ................................         198%

-----------
*     The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
                                       15

Morgan Stanley Total Return Trust
Financial Highlights continued


                                                          FOR THE YEAR ENDED JULY 31,
                                                     --------------------------------------
                                                           2001++             2000++
                                                     ------------------- ------------------
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period ...............      $  23.41            $  20.10
                                                          --------            --------
Income (loss) from investment operations:
   Net investment income (loss) ....................         (0.22)              (0.14)
   Net realized and unrealized gain (loss) .........         (6.02)               4.64
                                                          --------            --------
Total income (loss) from investment operations .....         (6.24)               4.50
                                                          --------            --------
Less dividends and distributions from:
   Net investment income ...........................            --                  --
   Net realized gain ...............................         (0.39)              (1.19)
                                                          --------            --------
Total dividends and distributions ..................         (0.39)              (1.19)
                                                          --------            --------
Net asset value, end of period .....................      $  16.78            $  23.41
                                                          ========            ========
Total Return+.......................................        (26.89)%             23.01 %
Ratios to Average Net Assets:
Expenses ...........................................          1.91 %(1)           1.75 %(1)
Net investment income (loss) .......................         (1.13)%(1)          (0.63)%(1)
Supplemental Data:
Net assets, end of period, in thousands ............      $569,589            $551,685
Portfolio turnover rate ............................           107 %                71 %

                                                             FOR THE YEAR ENDED JULY 31,
                                                     --------------------------------------------
                                                           1999++           1998++        1997*
                                                     ------------------ ------------- -----------
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period ...............      $  16.68         $  16.59    $  12.00
                                                          --------         --------    --------
Income (loss) from investment operations:
   Net investment income (loss) ....................        (0.12)            (0.08)       0.04
   Net realized and unrealized gain (loss) .........         4.43              1.31        5.81
                                                          --------         --------    --------
Total income (loss) from investment operations .....         4.31              1.23        5.85
                                                          --------         --------    --------
Less dividends and distributions from:
   Net investment income ...........................           --                --       (0.06)
   Net realized gain ...............................         (0.89)           (1.14)      (1.20)
                                                          --------         --------    --------
Total dividends and distributions ..................         (0.89)           (1.14)      (1.26)
                                                          --------         --------    --------
Net asset value, end of period .....................      $  20.10         $  16.68    $  16.59
                                                          ========         ========    ========

Total Return+ .....................................          27.04 %           8.25 %     51.66 %
Ratios to Average Net Assets:
Expenses ...........................................          1.90 %(1)        1.90 %      2.05 %
Net investment income (loss) .......................        ( 0.70)%(1)      ( 0.50)%      0.28 %
Supplemental Data:
Net assets, end of period, in thousands ............      $194,763         $152,358    $117,041
Portfolio turnover rate ............................            79 %             93 %       198 %

------------
* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
                                       16

Morgan Stanley Total Return Trust
Financial Highlights continued


                                                                              FOR THE YEAR ENDED JULY 31,
                                                         ---------------------------------------------------------------------
                                                                 2001               2000               1999            1998
                                                         ------------------- ------------------ ------------------ -----------
Class C Shares++
Selected Per Share Data:
Net asset value, beginning of period ...................      $ 23.40             $ 20.12            $ 16.66        $ 16.59
                                                              -------             -------            -------        -------
Income (loss) from investment operations:
   Net investment income (loss) ........................       (0.22)              (0.20)              (0.09)         (0.12)
   Net realized and unrealized gain (loss) .............       (6.02)               4.67                4.44           1.33
                                                              -------             -------            -------        -------
Total income (loss) from investment operations .........       (6.24)               4.47                4.35           1.21
                                                              -------             -------            -------        -------
Less distributions from net realized gain ..............       (0.39)              (1.19)              (0.89)         (1.14)
                                                              -------             -------            -------        -------
Net asset value, end of period .........................      $ 16.77             $ 23.40            $ 20.12        $ 16.66
                                                              =======             =======            =======        =======
Total Return+  .........................................       (26.87)%            22.78 %            27.33 %         8.12 %
Ratios to Average Net Assets:
Expenses ...............................................         1.91 %(3)           1.93 %(3)          1.72 %(3)       2.06 %
Net investment income (loss) ...........................        (1.13)%(3)          (0.81)%(3)         (0.52)%(3)      (0.70)%
Supplemental Data:
Net assets, end of period, in thousands ................      $25,906             $21,997             $1,609          $  700
Portfolio turnover rate ................................          107 %                71 %               79 %            93 %



                                                          FOR THE PERIOD
                                                          JULY 28, 1997*
                                                             THROUGH
                                                          JULY 31, 1997
                                                         ---------------
Class C Shares++
Selected Per Share Data:
Net asset value, beginning of period ...................   $   16.07
                                                           ---------
Income (loss) from investment operations:
   Net investment income (loss) ........................        0.01
   Net realized and unrealized gain (loss) .............        0.51
                                                           ---------
Total income (loss) from investment operations .........        0.52
                                                           ---------
Less distributions from net realized gain ..............           -
                                                           ---------
Net asset value, end of period .........................   $   16.59
                                                           =========
Total Return+  .........................................        3.24%(1)
Ratios to Average Net Assets:
Expenses ...............................................        2.06%(2)
Net investment income (loss) ...........................        2.75%(2)
Supplemental Data:
Net assets, end of period, in thousands ................   $      38
Portfolio turnover rate ................................         198%

------------
*     The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
                                       17

Morgan Stanley Total Return Trust
Financial Highlights continued


                                                                            FOR THE YEAR ENDED JULY 31,
                                                         -----------------------------------------------------------------
                                                                 2001              2000             1999           1998
                                                         ------------------- ---------------- ---------------- -----------
Class D Shares++
Selected Per Share Data:
Net asset value, beginning of period ...................      $ 24.05           $   20.46        $   16.83      $ 16.59
                                                              -------           ---------        ---------      -------
Income from investment operations:
   Net investment income (loss) ........................        (0.03)               0.03             0.02         0.06
   Net realized and unrealized gain (loss) .............        (6.20)               4.75             4.50         1.32
                                                              -------           ---------        ---------      -------
Total income (loss) from investment operations .........        (6.23)               4.78             4.52         1.38
                                                              -------           ---------        ---------      -------
Less distributions from net realized gain ..............        (0.39)              (1.19)           (0.89)       (1.14)
                                                              -------           ---------        ---------      -------
Net asset value, end of period .........................      $ 17.43           $   24.05        $   20.46      $ 16.83
                                                              =======           =========        =========      =======
Total Return+  .........................................       (26.12)%             24.00 %          28.08 %       9.20 %
Ratios to Average Net Assets:
Expenses ...............................................         0.91 %(3)           0.93 %(3)        1.06 %(3)     1.06 %
Net investment income (loss) ...........................        (0.13)%(3)           0.19 %(3)        0.14 %(3)     0.34 %
Supplemental Data:
Net assets, end of period, in thousands ................      $36,105           $  24,407        $   1,990      $     11
Portfolio turnover rate ................................          107 %                 71 %            79 %          93 %



                                                          FOR THE PERIOD
                                                          JULY 28, 1997*
                                                             THROUGH
                                                          JULY 31, 1997
                                                         ---------------
Class D Shares++
Selected Per Share Data:
Net asset value, beginning of period ...................   $   16.07
                                                           ---------
Income from investment operations:
 Net investment income (loss) ..........................        0.01
 Net realized and unrealized gain (loss) ...............        0.51
                                                           ---------
Total income (loss) from investment operations .........        0.52
                                                           ---------
Less distributions from net realized gain ..............           -
                                                           ---------
Net asset value, end of period .........................   $   16.59
                                                           =========
Total Return+  .........................................        3.24%(1)
Ratios to Average Net Assets:
Expenses ...............................................        1.06%(2)
Net investment income (loss) ...........................        4.33%(2)
Supplemental Data:
Net assets, end of period, in thousands ................   $      10
Portfolio turnover rate ................................         198%

------------
*     The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
                                       18

Morgan Stanley Total Return Trust
Independent Auditors' Report


To the Shareholders and Board of Trustees of Morgan Stanley Total Return Trust:


We have audited the accompanying statement of assets and liabilities of Morgan Stanley Total Return Trust (the "Fund"), formerly Morgan Stanley Dean Witter Total Return Trust, including the portfolio of investments, as of July 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Total Return Trust as of July 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
September 10, 2001

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR

TCW Investment Management Company
865 South Figueroa Street, Suite 1800
Los Angeles, California 90017

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.


Morgan Stanley

MORGAN STANLEY
TOTAL RETURN TRUST

Annual Report
July 31, 2001

[GRAPHIC OMITTED]